UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hawkshaw Capital Management, LLC

Address:  400 Madison Avenue, 14th Floor
          New York, NY 10017


13F File Number: 028-12862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Frank C. Byrd III
Title:  Managing Member
Phone:  212-207-3238


Signature, Place and Date of Signing:


/s/ Frank C. Byrd III           New York, New York           August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total: $ 102,890
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE
                                                          June 30, 2008




                                 TITLE OF                     VALUE    SHRS OR   SH/ PUT/   INVMT   OTHR         VOTING AUTHORITY
NAME OF ISSUER                   CLASS          CUSIP       (X$1000)   PRN AMT   PRN CALL   DSCTN   MGRS       SOLE   SHARED    NONE
AMERICAN APPAREL INC             COM          023850100       452        68,000  SH          SOLE   NONE      68,000
CELEBRATE EXPRESS INC            COM          15100A104     3,737       991,235  SH          SOLE   NONE     991,235
BORDERS GROUP INC                COM          099709107     3,066       511,069  SH          SOLE   NONE     511,069
BORDERS GROUP INC                COM          099709107     2,133       355,500      CALL    SOLE   NONE     355,500
BARNES & NOBLE,INC               COM          067774109     7,509       302,283  SH          SOLE   NONE     302,283
CORE MARK HOLDING CO INC         COM          218681104    12,905       492,569  SH          SOLE   NONE     492,569
FROZEN FOOD EXPRESS INDS INC     COM          359360104    13,933     2,064,220  SH          SOLE   NONE   2,064,220
HACKETT GROUP INC                COM          404609109     5,708       994,404  SH          SOLE   NONE     994,404
LEARNING TREE INTL INC           COM          522015106     8,870       518,742  SH          SOLE   NONE     518,742
NUTRACEUTICAL INTL CORP          COM          67060Y101     5,985       497,913  SH          SOLE   NONE     497,913
SCHOLASTIC CORP                  COM          807066105     6,219       216,989  SH          SOLE   NONE     216,989
SPARTAN STORES INC               COM          846822104     6,508       282,948  SH          SOLE   NONE     282,948
SPDR                             UNIT SER 1   78462F103     3,097        24,200      PUT     SOLE   NONE      24,200
UNIVERSAL TECHNICAL INST INC     COM          913915104    17,842     1,431,918  SH          SOLE   NONE   1,431,918
WINN DIXIE STORES INC            COM NEW      974280307     4,926       307,500  SH          SOLE   NONE     307,500










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